10. PROPERTY, PLANT AND EQUIPMENT (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		$ (5,426)	$ (2,825)
Decreases		108	302
Translation effect		(204)	0
Depreciation for the year	[1]	(5,328)	(2,976)
Reversal of impairment		(162)	0
Reclassification to assets classified as held for sale		2,724	0
Property, plant and equipment depreciation, ending		(8,288)	(5,426)
Net book value		41,214	41,001
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		0
Decreases		0
Translation effect		0
Depreciation for the year		0
Reversal of impairment		0
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		0	0
Net book value		354	1,193
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(177)
Decreases		15
Translation effect		0
Depreciation for the year		(109)
Reversal of impairment		0
Reclassification to assets classified as held for sale		22
Property, plant and equipment depreciation, ending		(249)	(177)
Net book value		1,825	1,913
Equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(1,090)
Decreases		16
Translation effect		(2)
Depreciation for the year		(1,238)
Reversal of impairment		0
Reclassification to assets classified as held for sale		211
Property, plant and equipment depreciation, ending		(2,103)	(1,090)
Net book value		10,061	7,910
High, medium and low voltage lines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(778)
Decreases		13
Translation effect		0
Depreciation for the year		(163)
Reversal of impairment		(91)
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		(1,019)	(778)
Net book value		4,927	3,808
Substations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(318)
Decreases		0
Translation effect		0
Depreciation for the year		(58)
Reversal of impairment		(27)
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		(403)	(318)
Net book value		1,875	1,411
Transforming chamber and platforms
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(191)
Decreases		0
Translation effect		0
Depreciation for the year		(39)
Reversal of impairment		(18)
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		(248)	(191)
Net book value		1,135	849
Meters
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(306)
Decreases		0
Translation effect		0
Depreciation for the year		(47)
Reversal of impairment		(26)
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		(379)	(306)
Net book value		798	637
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(1,665)
Decreases		0
Translation effect		(180)
Depreciation for the year		(2,374)
Reversal of impairment		0
Reclassification to assets classified as held for sale		2,006
Property, plant and equipment depreciation, ending		(2,213)	(1,665)
Net book value		4,350	8,857
Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(630)
Decreases		0
Translation effect		(18)
Depreciation for the year		(898)
Reversal of impairment		0
Reclassification to assets classified as held for sale		362
Property, plant and equipment depreciation, ending		(1,184)	(630)
Net book value		2,584	4,403
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(122)
Decreases		5
Translation effect		(1)
Depreciation for the year		(65)
Reversal of impairment		0
Reclassification to assets classified as held for sale		8
Property, plant and equipment depreciation, ending		(175)	(122)
Net book value		172	174
Furniture and fixtures and software equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(23)
Decreases		1
Translation effect		(3)
Depreciation for the year		(137)
Reversal of impairment		0
Reclassification to assets classified as held for sale		32
Property, plant and equipment depreciation, ending		(130)	(23)
Net book value		387	264
Communication equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(39)
Decreases		0
Translation effect		0
Depreciation for the year		(4)
Reversal of impairment		0
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		(43)	(39)
Net book value		50	54
Materials and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(18)
Decreases		47
Translation effect		0
Depreciation for the year		(8)
Reversal of impairment		0
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		21	(18)
Net book value		477	610
Refining and distribution industrial complex
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(36)
Decreases		11
Translation effect		0
Depreciation for the year		(74)
Reversal of impairment		0
Reclassification to assets classified as held for sale		83
Property, plant and equipment depreciation, ending		(16)	(36)
Net book value		132	837
Petrochemical Industrial Complex
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(27)
Decreases		0
Translation effect		0
Depreciation for the year		(113)
Reversal of impairment		0
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		(140)	(27)
Net book value		785	729
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		0
Decreases		0
Translation effect		0
Depreciation for the year		0
Reversal of impairment		0
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		0	0
Net book value		10,565	6,560
Advances to suppliers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		0
Decreases		0
Translation effect		0
Depreciation for the year		0
Reversal of impairment		0
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		0	0
Net book value		732	786
Other goods
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(6)
Decreases		0
Translation effect		0
Depreciation for the year		(1)
Reversal of impairment		0
Reclassification to assets classified as held for sale		0
Property, plant and equipment depreciation, ending		(7)	(6)
Net book value		$ 5	$ 6

[1]	Includes $ 1,940 million and $ 803 million corresponding to discontinued operations, for 2017 and 2016, respectively.